Provisions - Payment protection insurance (Details) policy in Millions, $ in Millions	6 Months Ended			234 Months Ended
	Jun. 30, 2019 USD ($) policy	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) policy
Disclosure of other provisions [line items]
Provisions	$ 3,025	$ 2,920		$ 3,025
Net insurance premium income	$ 6,323	4,883	$ 5,776
Payment Protection Insurance
Disclosure of other provisions [line items]
Interest rate for estimated liability for redress	8.00%			8.00%
Number of policies sold | policy				5.4
Net insurance premium income	$ 3,400
Gross written premiums				$ 4,400
Number of policies expected to make contact | policy	2.9			2.9
Policies expected to make contact, as a percent of principal	54.00%			54.00%
Insurance Provision
Disclosure of other provisions [line items]
Provisions	$ 847	$ 555		$ 847
Amounts utilised	327
Net change in expected credit loss provision and other movements	$ 615